IMPORTANT INFORMATION REGARDING A CHANGE TO THE

INVESTMENT STRATEGIES AND INVESTMENT OBJECTIVE

FOR ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO

ING VARIABLE PORTFOLIOS, INC.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

("Portfolio")

Supplement dated May 1, 2013

to the Portfolio's Adviser Class ("Class ADV") Prospectus and

Class S Prospectus,

each dated April 30, 2013; and

to the Portfolio's

Class ADV Summary Prospectus and

Class S Summary Prospectus

each dated April 30, 2013

(each a "Prospectus" and collectively "Prospectuses")

As previously noted in a supplement filed on April 9, 2013, on March 14, 2013, the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's name, investment objective, principal investment strategies, primary benchmark, and portfolio managers effective July 12, 2013. In anticipation of this upcoming change to the Portfolio's principal investment strategies, the Portfolio will not rebalance its holdings on or about June 21, 2103, to match the holdings of the Portfolio's primary benchmark.  In addition, beginning on or about July 1, 2013 through the close of business on July 11, 2013, the Portfolio will be in a "transition period" during which time the sub-adviser will sell all or most of its holdings and may hold a large portion of the Portfolio's assets in temporary investments. During this time, the Portfolio may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions and such transactions may be made at a disadvantageous time. In addition, these transactions will result in transactional costs, which are ultimately borne by shareholders. Effective on or about July 12, 2013, Steve Wetter will no longer serve as a co-portfolio manager for the Portfolio and Christopher Corapi, James Ying, Martin Jansen, and David Rabinowitz will join Vincent Costa as co-portfolio managers for the Portfolio.

Beginning on July 12, 2013, the Portfolio's Prospectuses are hereby revised as follows:

1.                All references to "ING WisdomTreeSM Global High-Yielding Equity Index Portfolio" are hereby deleted and replaced with "ING Global Value Advantage Portfolio."

2.                The section entitled "Investment Objective" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital and current income.

3.                The subsection entitled "Fees and Expenses of the Portfolio – Portfolio Turnover" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.

During the period from July 1, 2013 through the close of business on July 11, 2013, the Portfolio will be in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Portfolio's portfolio turnover rate. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

4.                The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States.  Equity securities include common and preferred stocks, warrants, and convertible securities.  The Portfolio may invest without limit in countries with developing or emerging markets.  The Portfolio does not limit its investments to companies in any particular market capitalization range.

The Portfolio may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the Portfolio's investment objectives and principal investment strategies.

The Portfolio may focus its investments in the financial services sector.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser ("Sub-Adviser") seeks to construct an actively managed equity strategy designed to identify high quality dividend income securities focusing on both the sustainability and growth of yield, as well as our proprietary fundamental research capabilities.  The Sub Adviser seeks to construct a portfolio with a gross dividend yield that exceeds the average dividend yield of the companies in the MSCI All Country World Index. The Sub-Adviser utilizes a valuation based screening process to assist in selection of companies according to criteria which include the following:

•      an above average dividend yield and stability and growth of dividend;

•      companies which are profitable and have achieved an above average cash flow; and

•      the potential for dividend growth.

The Sub Adviser, from time to time, may select securities which do not meet all of these criteria.  The Sub Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

5.                The section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Focused Investing. To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases.

Investment Model. The Sub-Adviser's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

6.                The section entitled “Performance Information – Average Annual Total Returns” of the Portfolio’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Class ADV Prospectus:

Average Annual Total Returns % (1)

(for the periods ended December 31, 2012)

	1 Yr	5 Yrs (or since inception)		10 Yrs	Inception Date
Class ADV %	14.74	(1.48)		N/A	01/28/08
MSCI ACW Index SM (2),(3)%	16.13	0.55	(4)	N/A	—
WisdomTreeSM GHYE Index(3), (5)%	14.71	(0.44	)(4)	N/A	—

(1)   Prior to July 12, 2013, the Portfolio had a different investment objective and principal investment strategies.

(2)   The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)   Beginning on July 12, 2013 the Portfolio changed its benchmark from the WisdomTreeSM GHYE to the MSCI ACW IndexSM because the MSCI ACW IndexSM is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(4)   Reflects index performance since the date closest to the Class’ inception for which data is provided.

(5)   The index returns do not reflect deductions for fees, expenses or taxes.

Class S Prospectus:

Average Annual Total Returns % (1)

(for the periods ended December 31, 2012)

	1 Yr	5 Yrs (or since inception)		10 Yrs	Inception Date
Class S %	15.12	(1.20)		N/A	01/28/08
MSCI ACW Index SM (2),(3)%	16.13	0.55	(4)	N/A	—
WisdomTreeSM GHYE Index(3), (5)%	14.71	(0.44	)(4)	N/A	—

(1)   Prior to July 12, 2013, the Portfolio had a different investment objective and principal investment strategies.

(2)   The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)   Beginning on July 12, 2013 the Portfolio changed its benchmark from the WisdomTreeSM GHYE to the MSCI ACW IndexSM because the MSCI ACW IndexSM is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(4)   Reflects index performance since the date closest to the Class’ inception for which data is provided.

(5)   The index returns do not reflect deductions for fees, expenses or taxes.